Short-Term and Long-Term Debt (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Short-term debt
Banks, insurance companies and other financial institutions	$ 1,569,976	¥ 130,308,000	¥ 92,438,000
Commercial paper	0	0	31,000,000
Short-term debt	$ 1,569,976	¥ 130,308,000	¥ 123,438,000